Trade accounts and other receivables (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Trade accounts and other receivables
Trade accounts and other receivables	€ 3,421,346	€ 3,231,500
Other receivables	€ 100,613	66,496
Collection period for trade accounts receivable	1 year
Trade accounts receivable included in other non-current assets	€ 132,144	120,668
Financial instruments credit-impaired
Trade accounts and other receivables
Trade accounts and other receivables	264,228	239,465
Gross carrying amount
Trade accounts and other receivables
Trade accounts and other receivables	3,562,704	3,349,515
thereof finance lease receivables	57,398	28,726
Gross carrying amount | Financial instruments credit-impaired
Trade accounts and other receivables
Trade accounts and other receivables	366,497	325,240
Allowances
Trade accounts and other receivables
Trade accounts and other receivables	(141,358)	(118,015)
Allowances | Financial instruments credit-impaired
Trade accounts and other receivables
Trade accounts and other receivables	€ (102,269)	€ (85,775)